INVENTORIES, NET	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
INVENTORIES, NET

7.	INVENTORIES, NET

Inventory balance consists of the following:

	As of December 31,
	2024	2025
	$US	$US
Finished goods	5,356,439	10,183,112
Work in progress	2,906,771	2,867,852
Raw materials	314,479	911,512
Less: Inventory provision	(1,261,660)	(1,819,160)
Total	7,316,029	12,143,316